Commitments and contingencies	12 Months Ended
Mar. 31, 2011
Commitments and contingencies

26. Commitments and contingencies

Commitments and contingent liabilities other than for off balance sheet financial instruments (see note 23) are as follows:

Capital commitments

The Bank has entered into committed capital contracts, principally for branch expansion and technology upgrades. The estimated amounts of contracts remaining to be executed on the capital account as of March 31, 2010 and March 31, 2011 aggregated Rs. 1,628.1 million and Rs. 3,551.2 million, respectively.

Contingencies

The Bank is party to various legal proceedings in the normal course of business. Some of the provisions of indirect tax laws that have been recently promulgated remain open to interpretations. The Bank estimates the provision for these indirect taxes since no precedents exist which could be used as points of reference. The amount of claims against the Bank which are not acknowledged as debts as of March 31, 2011 aggregated to Rs.1,538.9 million (previous year Rs.179.6million). The Bank does not expect the outcome of these proceedings to have a material adverse effect on the Bank’s results of operations, financial condition or cash flows. The Bank intends to vigorously defend these claims. Although the results of legal actions cannot be predicted with certainty, it is the opinion of management, after taking appropriate legal advice, that the likelihood of these claims becoming obligations of the Bank is remote and hence the resolution of these actions will not have a material adverse effect, if any, on the Bank’s business, financial condition or results of operations.

Lease commitments

Operating leases are primarily comprised of office premises, employee residences and ATMs, with a renewal option of the Bank. The future minimum lease payments as of March 31, 2011 were as follows:

Year ending March 31,	Benefit payments
	(In millions)
2012	Rs.	4,378.9	US$	98.3
2013		4,171.2		93.7
2014		3,837.2		86.2
2015		3,515.2		78.9
2016		3,234.4		72.6
Thereafter		6,314.0		141.8

Total	Rs.	25,450.9	US$	571.5